ACOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	NOTE 3 - ACOUNTS RECEIVABLE
	June 30,	December 31
	2013	2012
Israeli government authorities	$16	$11
Prepaid expenses	4	-
	$20	$11